LEASE (Details Narrative) - USD ($)					1 Months Ended		9 Months Ended
	Sep. 09, 2021	Sep. 09, 2021	Aug. 02, 2021	Aug. 02, 2021	May 26, 2021	Jun. 24, 2019	Dec. 31, 2022	Sep. 07, 2021	Jun. 02, 2021
Deposit							$ 1,000,000
Naturalshrimp Incorporated [Member]
Monthly lease payment	$ 300	$ 300	$ 7,000	$ 7,000		$ 5,000	$ 1,727
Lease termination date				Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025
Monthly lease rent payment					$ 1,727
Deposit									$ 52,362
Security deposit									$ 17,454
Lease liability values			$ 316,000	$ 316,000		$ 275,400		$ 17,000
Borrowing rate		5.75%	5.75%			5%